SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Receivables [Abstract]
Trade receivables	$ 146,058		$ 180,989
Less: allowance for credit losses	(13,509)	$ (13,354)	(9,720)	$ (10,753)	$ (11,799)	$ (12,664)
Total	$ 132,549		$ 171,269